Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 8. Income Taxes

The Company files income tax returns for TG and ES in the Republic of Colombia. Colombia’s Tax Statute was reformed in December 2014. A general corporate income Tax Rate applies at 25% and a CREE Tax based on taxable income applies at a rate of 9% to certain taxpayers including the Company. Prior to the reform, the CREE Tax would only apply up to tax years 2015. The reform makes the CREE tax rate of 9% permanent and an additional CREE Surtax will apply for the years 2015 through 2018 at varying rates.

The following table summarizes income tax rates under the tax reform law:

	2015	2016	2017	2018	2019
Income Tax	25%	25%	25%	25%	25%
CREE Tax	9%	9%	9%	9%	9%
CREE Surtax	5%	6%	8%	9%	-
Total Tax on Income	39%	40%	42%	43%	34%

The components of income tax expense (benefit) are as follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Current income tax
Foreign	$4,406	$4,328	$7,662	$9,257
Deferred income tax
Foreign	(591)	(697)	(204)	(854)
Total Provision for Income tax	$3,815	$3,631	$7,458	$8,403

Effective tax rate	21.0%	-20.9%	21.0%	-1,143.3%

The Company’s effective tax rates for the three-month periods ended June 30, 2016 and 2015 reflect the non-cash, non-deductible losses and non-taxable gains from changes in the fair values of the Company’s warrant and earnout shares liabilities in the table below:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Change in fair value of warrant liability	$6,687	$(16,391)	$12,598	$(11,313)
Change in fair value of earnout shares liability	3,330	(9,653)	7,034	(7,672)
Total non-cash, nontaxable effects of changes in fair value of liabilities	$10,017	$(26,044)	$19,632	$(18,985)

In addition, the Company’s statutory tax rate increased from 39% in 2015 to 40% in 2016 because of the tax reform mentioned above.

Note 12. Income Taxes

The Company files income tax returns for TG and ES in the Republic of Colombia where, as a general rule, taxable income for companies is subject to a 25% Income Tax rate, except for taxpayers with special rates approved by the Congress. A minimum taxable income is calculated as 3% of net equity on the last day of the immediately preceding period and is used as taxable income if it is higher than taxable income otherwise calculated. Tecnoglass Inc, as well as all the other subsidiaries in the Cayman Islands and Panama do not currently have any tax obligations.

On December 23, 2014, Colombia’s president signed into effect a tax reform bill amending the Colombian Tax Statute fixing the Income Tax Rate at 25%. An additional income tax for social equity, the CREE Tax, is based on taxable income and applies at a rate of 9% to certain taxpayers including the Company. Prior to the reform, the CREE Tax would only apply for years 2013 – 2015. The reform makes the CREE tax rate of 9% permanent and an additional CREE Surtax will also apply for the years 2015 through 2018 at varying rates. The Income tax reform resulted in deferred tax liabilities being increased by $286 at December 31, 2014 when compared with previous income tax rates.

The following table summarizes income tax rates under the tax reform law.

	2015	2016	2017	2018	2019
Income Tax	25%	25%	25%	25%	25%
CREE Tax	9%	9%	9%	9%	9%
CREE Surtax	5%	6%	8%	9%	—
Total Tax on Income	39%	40%	42%	43%	34%

The components of income tax expense (benefit) are as follows:

	December 31,
	2015	2014
Current income tax
Colombia	$20,810	$9,453
Deferred income Tax
Colombia	(119)	(915)
Total Provision for Income Tax	$20,691	$8,538

A reconciliation of the statutory tax rate in Colombia to the Company’s effective tax rate is as follows:

	December 31,
	2015	2014
Income tax expense at statutory rates	39.0%	34.0%
Non-deductible expenses	224.3%	19.3%
Non-taxable income	-2.2%	-6.0%
Effective tax rate	261.1%	47.3%

The Company’s effective tax rate of 261% and 47.3% for the year ended December 31, 2015 reflects non-deductible losses of $24,901 due to the change in fair value of the Company’s warrant liability during the year ended December 31, 2015 which contributed to 122.5 percentage points in the reconciliation of the Company’s effective income tax rate to the statutory rate and non-deductible losses of $10,858 and $10,807 due to the change in fair value of the Company’s earnout share liability during the year ended December 31, 2015 and 2014, respectively, which contributed to 53.4 percentage points and 20.4 percentage points in the reconciliation of the Company’s effective income tax rate to the statutory rate.. There were no other individual items that contributed 5 percentage points or more in the reconciliation of the Company’s effective tax rate and the statutory rate during the years ended December 31, 2015 and none during the year ended December 31, 2014.

The Company has the following net deferred tax assets and liabilities:

	December 31,
	2015	2014
Deferred tax assets:
Accounts Receivable Clients – not delivered FOB	$2,402	$1,260
Unbilled receivables on uncompleted contracts	—	2,452
Depreciation	327	1,542
Financial Liabilities	—	5
Deferred profit on other assets	433	—
Provision Inventory obsolescence	—	114
Total deferred tax assets	3,162	$5,373
Less: Current portion of deferred tax assets	2,271	4,960
Long term portion of deferred tax assets	891	413
Deferred tax liabilities:
Inventory – not delivered FOB	$1,646	$984
Unbilled receivables uncompleted contracts	3,947	6,325
Depreciation	311	485
Financials Liabilities	2	—
Provision Accounts Receivable	—	622
Total deferred tax liabilities	$5,905	$8,416
Less: Current portion of deferred tax liability	5,654	8,008
Long term portion of deferred tax liability	251	408
Net deferred tax liability	$2,744	$3,043

The Company does not have any uncertain tax positions for which it is reasonably possible that the total amount of gross unrecognized tax benefits will increase or decrease within twelve months of December 31, 2015. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business and may be subject to inspection by the Colombian tax authorities for a period of up to two years until the statute of limitations period elapses.